Note 4 - Other Receivables (Tables)	12 Months Ended
Dec. 31, 2015
Receivables [Abstract]
Schedule of Other Receivables [Table Text Block]
	As of December 31,
	2014	2015
	RMB	RMB
Advances to staff (i)	8,159	6,492
Advances to entrepreneurial agents (ii)	981	367
Rental deposits	5,701	7,655
Interest income receivables (iii)	46,472	29,708
Value-added tax recoverable (iv)	2,786	—
Receivable from third parties (v)	17,020	—
Other	7,030	7,606
	88,149	51,828